Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Apr. 05, 2023
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36896
Entity Registrant Name	Mercurity Fintech Holding Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1330 Avenue of Americas, Fl 33
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10019
Entity Address, Country	US
Title of 12(b) Security	Ordinary Shares, par valueUS$0.004 per share
Trading Symbol	MFH
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding			46,538,116
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Auditor Name	Onestop Assurance PAC	Shanghai Perfect C.P.A Partnership
Auditor Location	Singapore	Shanghai, the People’s Republic of China
Entity Central Index Key	0001527762
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Firm ID	6732	3027
Business Contact
Document and Entity Information
Entity Address, Address Line One	1330 Avenue of Americas, Fl 33
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10019
Entity Address, Country	US
Contact Personnel Name	Shi Qiu
City Area Code	949
Local Phone Number	678-9653